Schedule of short-term bank loan (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 SGD ($)
Debt Instrument [Line Items]
Carrying amount	$ 381,159	$ 1,275,625	$ 520,740
Secured Fixed Rate Bank Loans [Member]
Debt Instrument [Line Items]
Currency	SGD	SGD
Period	2020 - 2025	2020 - 2025
Third party guarantee	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee
Personal guarantee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd
Carrying amount	$ 381,159	$ 1,275,625	$ 520,740
Secured Fixed Rate Bank Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Secured Fixed Rate Bank Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	6.75%	6.75%